Loans and Advances to Customers - Summary of Finance Lease and Hire Purchase Contract Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	£ 7,210	£ 6,992
Unearned finance income	(656)	(728)
Net investment	6,554	6,264
Not later than one year
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	3,468	3,060
Unearned finance income	(297)	(303)
Net investment	3,171	2,757
Later than one year and not later than two years
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	1,829	2,046
Unearned finance income	(173)	(207)
Net investment	1,656	1,839
Later than two years and not later than three years
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	1,099	1,157
Unearned finance income	(106)	(119)
Net investment	993	1,038
Later than three years and not later than four years
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	575	541
Unearned finance income	(55)	(54)
Net investment	520	487
Later than four years and not later than five years
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	231	41
Unearned finance income	(25)	(4)
Net investment	206	37
>5 years
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	8	147
Unearned finance income	0	(41)
Net investment	£ 8	£ 106